Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information
Schedule of Cash Flow Information

Investing and financing activities	December 31, 2022	December 31, 2021	December 31, 2020

Exploration and evaluation assets expenditures included in trade and other payables	$90,850	$89,203	$48,038
Right -of- use assets	-	(508,799)	-
Warrant liability	-	2,371,174	-
Fair value of finders’ warrants	-	130,731	-
Lease liabilities	-	508,799	-
Fair value of cash stock options transferred to share capital on exercise of options	-	177,250	51,980
Fair value of cashless stock options transferred to share capital on exercise of options	-	-	178,480

Schedule of supplemental information of cash and cash equivalents

	December 31, 2022	December 31, 2021

Cash	$1,542,956	$2,133,076
Term Deposits	5,115,120	8,037,300
Total cash and cash equivalents	$6,658,076	$10,170,376